SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates and Assumptions

The preparation of the condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include the valuation and impairments of intangible assets and deferred income taxes, allowance for credit losses, and contingencies.

Revenue Recognition

Revenues from contracts with customers are recognized when control of the promised services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. For additional information see Note 4 - Revenues From Contracts with Customers.

Share-Based Compensation

Certain employees, officers and directors participate in the Company’s long-term incentive plan that provide for granting stock options, restricted stock awards, and restricted stock units. Stock options and restricted stock units generally vest in equal increments over a three-year period and expire on the tenth anniversary following the date of grant. Restricted stock awards generally vest upon grant or up to a three-year period.

The Company recognizes share-based compensation for equity awards granted to employees, officers and directors as compensation and benefits expense on the consolidated statements of operations. The fair value of restricted stock awards and restricted stock units is equal to the closing price of the Company’s stock on the date of grant. Stock options are generally granted at the market price at the date of the grant, with vesting based on three years of continuous service. The fair value of the options is estimated using the Black-Sholes model. Share-based compensation is recognized over the requisite service period of the individual awards, which generally equals the vesting period.

The Company makes assumptions regarding the number of restricted stock awards and restricted stock units that will be forfeited. The forfeiture assumption is ultimately adjusted to the actual forfeiture rate. As a result, changes in the forfeiture assumptions do not impact the total amount of expense ultimately recognized over the service period. Rather, different forfeiture assumptions would only impact the timing of expense recognition over the service period. See Note 10 - Share-Based Compensation for additional information regarding share-based compensation for equity awards granted.

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents consist primarily of cash on deposit and money market funds, all of which have original maturities of three months or less.

Restricted cash represents cash held by the Company’s lender related to its credit facility. As of June 30, 2025 and December 31, 2024, restricted cash amounted to $1.0 million.

The Company regularly maintains cash, cash equivalents and restricted cash that exceed Federal Deposit Insurance Corporation limits. The Company has not experienced any losses and does not believe it is exposed to any significant credit risk from cash.

Receivables

Receivables represent amounts due to the Company from its clearing brokers, clients, financial institutions and others. Receivables consists of unconditional amounts due and are reported at amortized costs. All receivables are uncollateralized.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Financial Instruments – Credit Losses. The Company accounts for estimated credit losses on financial assets measured at an amortized cost basis and certain off-balance sheet credit exposures in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 326-20, Financial Instruments-Credit Losses. FASB ASC 326-20 requires the Company to estimate expected credit losses over the life of its financial assets and certain off-balance sheet exposures as of the reporting date based on relevant information about past events, current conditions, and reasonable and supportable forecasts. The Company records the estimate of expected credit losses as an allowance for credit losses. For financial assets measured at an amortized cost basis the allowance for credit losses is reported as a valuation account on the statement of financial condition that adjusts the asset’s amortized cost basis. Changes in the allowance for credit losses are reported in credit loss expense, if applicable. Management believes its risk of loss on currently recorded receivables is minimal and accordingly an allowance for credit losses has been recorded as of June 30, 2025, and December 31, 2024, and January 1, 2024 in the amount of $0.7 million, $0.7 million and $0.2 million, respectively.

Goodwill and Other Intangible Assets

Goodwill is tested annually for impairment or if certain events occur indicating that the carrying amounts may be impaired. If a qualitative assessment is used and the Company determines that the fair value of a reporting unit is more likely than not (i.e., a likelihood of more than 50%) less than its carrying amount, a quantitative impairment test will be performed. An impairment loss will be recognized if a reporting unit’s carrying amount exceeds its fair value, to the extent that it does not exceed the total carrying amount of goodwill. No impairment of goodwill was recognized for the periods ended June 30, 2025 and 2024.

Intangible assets that are deemed to have definite lives are amortized over their useful lives, generally ranging from 5 to 10 years. They are reviewed for impairment when there is evidence that events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount to the estimated undiscounted future cash flows expected to be generated. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the estimated fair value.

There was no impairment of intangible assets recognized for the periods ended June 30, 2025 and 2024.

Income Taxes

Income taxes are accounted for under an asset and liability approach. This process involves calculating the temporary and permanent differences between the carrying amounts of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The temporary differences result in deferred tax assets and liabilities, which are recorded on the consolidated balance sheet in accordance with FASB ASC 740, Income Taxes (“ASC 740”), which established financial accounting and reporting standards for the effects of income taxes. The likelihood that deferred tax assets will be recovered from future taxable income must be assessed and, to the extent that recovery is not likely, a valuation allowance is established. Changes in the valuation allowance in a period are recorded through the income tax provision in the condensed consolidated statements of operations.

ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an entity’s financial statements and prescribes a recognition threshold and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on an income tax return. Under ASC 740-10, the impact of an uncertain tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740-10 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

For the periods prior to the Reverse Merger and Recapitalization, BMS was treated as a partnership for income tax purposes and therefore not subject to federal taxes. BMS was subject to certain state and local income taxes. Additionally, Binah Capital Corp. (fka, Kingswood Acquisition Corp.) was treated as a corporation and subject to U.S. federal income taxes, in addition to state and local income taxes.

Subsequent to the Reverse Merger and Recapitalization, Binah Capital Corp., a wholly-owned subsidiary of Holdings, is the parent company of BMS. Subsequent to the Reverse Merger and Recapitalization, BMS elected to be treated as a corporation and is subject to U.S. federal income taxes, in addition to state and local income taxes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Binah Capital Group, Inc., Binah Capital Corp., BMS, the PKSH Entities, Cabot Entities and WEG are taxable entities subject to federal, state, and local income taxes. Therefore, these condensed consolidated financial statements include an income tax provision for the taxable entities only. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and net operating loss carryforwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company periodically evaluates deferred tax assets and net operating loss carryforwards to determine their recoverability based primarily on the Company’s ability to generate future taxable income. A valuation allowance may be established to reduce deferred tax assets, if it is more likely than not that all, or some portion, of such deferred tax assets will not be realized.

The Company accounts for taxes in accordance with the asset and liability method of accounting for income taxes. Under this method, the Company must recognize the tax benefit from an uncertain tax position only if it is “more likely than not” that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the condensed consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

Net Income (Loss) Per Share

Basic earnings per share of common stock is computed by dividing net income attributable to the Company by the weighted-average number of shares of Class A common stock outstanding during the same period. Diluted net income per share of common stock is computed by dividing net income attributable to the Company by the weighted-average number of shares of common stock outstanding adjusted to give effect to potentially dilutive securities. Potential shares of common stock consist of incremental shares issuable upon the assumed exercise of stock options and warrants and conversion of the Company’s preferred stock.

Financial Instruments

The Company uses derivative instruments to manage its exposures to fluctuations in interest rates. Specifically, the Company entered into an interest rate swap agreement to convert a portion of its variable-rate debt into a fixed-rate obligation, thereby mitigating the risk of increasing interest payments. The valuation of this instrument is determined using widely accepted valuation techniques, including discounted cash flow analysis in the expected cash flows of each interest rate swap. This analysis reflects the contractual terms of the interest rate swap, including the period to maturity, and uses observable market-based inputs, including interest rate curves. The fair value estimate is classified as Level 2 (see Note 5 - Fair Value). The Company accounts for its interest rate swap under the authoritative guidance for derivative instruments and hedging activities. Although this derivative is an interest rate hedge, the Company does not account for the derivative as a cash-flow hedge instrument. Therefore, the guidance requires derivatives to be recognized as assets or liabilities measured at fair value. Changes in fair value of derivatives are recognized in the consolidated statements of comprehensive income in the period of change. The Company does not hold or issue financial instruments for speculative or trading purposes.

As a result of the Reverse Recapitalization, the Company had issued and has outstanding warrants. The Company evaluates the warrants, to determine if such instruments should be considered stock-based compensation, pursuant to ASC Topic 718, and if not in the scope of ASC 718, if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC Topic 480 and ASC Topic 815. The determination of whether the instrument should be classified as stock-based compensation or a derivative instrument, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

Warrants issued to non-employees (the “Non-employee Warrants”) are not classified as stock-based compensation as there is no condition of employment such that the granting of the shares does not represent compensation. The Non-employee Warrants are classified as derivative liabilities under ASC Topic 480 or ASC Topic 815. Warrants issued to non-employees are measured at fair value on recurring basis, using the market approach based upon the quoted market price of Binah Capital Group, Inc.’s warrants at the end of each reporting period.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Contingent Liabilities

The Company recognizes liabilities for contingencies when there is an exposure that, when fully analyzed, indicates potential losses become probable and can be reasonably estimated. Whether a potential loss is probable and can be reasonably estimated is based on currently available information and is subject to significant judgment, a variety of assumptions and uncertainties.

When a potential loss is probable and the loss or range of loss can be estimated, the Company will accrue the most likely amount within that range. No liability is recognized for those matters which, in management’s judgment, the determination of a reasonable estimate of potential loss is not possible, or for which a potential loss is not determined to be probable.

The determination of these liability amounts requires significant judgment on the part of management See Note 14 - Commitments and Contingencies for additional information.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as modified by the Jumpstart Our Business Startups Act of 2012, and it thus may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies.

Recently Issued or Adopted Accounting Pronouncements

In November 2024, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public business entities to disclose, in interim and annual reporting periods, additional information about certain expenses in the notes to financial statements. The ASU should be applied prospectively and is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact on the related disclosures; however, it does not expect this update to have an impact on its financial condition or results of operations.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures to enhance the transparency of income tax disclosures relating to the rate reconciliation, disclosure of income taxes paid, and certain other disclosures. The ASU should be applied prospectively and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact on the related disclosures; however, it does not expect this update to have an impact on its financial condition or results of operations.

In November 2023, the FASB issued ASU 2023 - 07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures to improve the disclosures about reportable segments and include more detailed information about a reportable segment’s expenses. This ASU also requires that a public entity with a single reportable segment, like the Company, provide all of the disclosures required as part of the amendments and all existing disclosures required by Topic 280. The ASU should be applied retrospectively to all prior periods presented in the consolidated financial statements and is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The adoption during the year ending 2024 did not have an impact on the Company’s financial condition or results of operations. See Note 18 - Segment Information for related disclosures.

On July 4, 2025, the One Big Beautiful Bill Act (the “Act”) was enacted into law. The Act makes permanent certain elements of the Tax Cuts and Jobs Acct, including accelerated tax deductions for qualified property and research expenditures, and the business interest expense limitation. We are currently assessing the Act’s impact on our consolidated financial statements.

3.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Holdings and its wholly-owned subsidiaries. Significant inter-company transactions and balances have been eliminated in consolidation.

Use of Estimates and Assumptions

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include the valuation and impairment of intangible assets and deferred income taxes, allowance for credit losses, and contingencies.

Reportable Segment

Management has determined that the Company operates in one segment, given the common nature of its operations, products and services, production and distribution process and regulatory environment. For additional information, see Note 25 - Segment Information.

Revenue Recognition

Revenues from contracts with customers are recognized when control of the promised services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. For additional information see Note 5 - Revenues From Contracts with Customers.

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents consist primarily of cash on deposit and money market funds, all of which have original maturities of three months or less.

Restricted cash represents cash held by the Company’s lender related to its credit facility. As of December 31, 2024 and 2023, restricted cash amounted to approximately $1.0 million and $0.4 million, respectively.

The Company regularly maintains cash, cash equivalents and restricted cash that exceed Federal Deposit Insurance Corporation limits. The Company has not experienced any losses and does not believe it is exposed to any significant credit risk from cash.

Receivables

Receivables, represent amounts due to the Company from its clearing broker, clients, financial institutions and others. Receivables consists of unconditional amounts due to the Company and are reported at amortized costs. All receivables are uncollateralized.

3.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Financial Instruments – Credit Losses. The Company accounts for estimated credit losses on financial assets measured at an amortized cost basis and certain off-balance sheet credit exposures in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 326-20, Financial Instruments-Credit Losses. FASB ASC 326-20 requires the Company to estimate expected credit losses over the life of its financial assets and certain off-balance sheet exposures as of the reporting date based on relevant information about past events, current conditions, and reasonable and supportable forecasts. The Company records the estimate of expected credit losses as an allowance for credit losses. For financial assets measured at an amortized cost basis the allowance for credit losses is reported as a valuation account on the statement of financial condition that adjusts the asset’s amortized cost basis. Changes in the allowance for credit losses are reported in credit loss expense, if applicable. Management believes its risk of loss on currently recorded receivables is minimal and accordingly an allowance for credit losses has been recorded as of December 31, 2024, December 31, 2023, and January 1, 2023, in the amount of $0.7 million, $0.2 million and $0.2 million, respectively.

Property and Equipment, net

Property and equipment are recorded at cost, less accumulated depreciation and amortization. The Company depreciates its property and equipment for financial reporting purposes using the straight-line method over the estimated useful lives of the assets once the asset is placed in service, which range from 2 to 10 years. Leasehold improvements are amortized over the lesser of the useful life of the asset or the initial lease term. Expenditures for maintenance and repairs, which do not extend the economic useful life of the related assets, are charged to operations as incurred, and expenditures, which extend the useful life, are capitalized. When assets are retired, or otherwise disposed of, the costs and related accumulated depreciation or amortization are removed from the accounts and any gain or loss on disposal is recognized.

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate the carrying amount of the assets may not be recoverable. No impairment occurred for the years ended December 31, 2024 and 2023.

Goodwill and Other Intangible Assets

Goodwill is tested annually for impairment or if certain events occur indicating that the carrying amounts may be impaired. If a qualitative assessment is used and the Company determines that the fair value of a reporting unit is more likely than not (i.e., a likelihood of more than 50%) less than its carrying amount, a quantitative impairment test will be performed. An impairment loss will be recognized if a reporting unit’s carrying amount exceeds its fair value, to the extent that it does not exceed the total carrying amount of goodwill. No impairment of goodwill was recognized for the years ended December 31, 2024 and 2023.

Intangible assets that are deemed to have definite lives are amortized over their useful lives, generally ranging from 5 to 10 years. They are reviewed for impairment when there is evidence that events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount to the estimated undiscounted future cash flows expected to be generated. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the estimated fair value.

There was no impairment of intangible assets recognized for the years ended December 31, 2024 and 2023. See Note 9 - Intangible Assets, for additional information regarding the Company’s intangible assets.

Debt Issuance Costs

Debt issuance costs are capitalized and amortized as additional interest expense over the expected term of the related debt agreement. Debt issuance costs are presented as a direct reduction from the carrying amount of the related debt liability.

3.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Leases

The Company accounts for its leases in accordance with FASB ASC 842- Leases. The Company is a lessee in several noncancelable operating leases for office space. The Company determines if an arrangement is a lease, or contains a lease, at inception of a contract and when the terms of an existing contract are changed. The Company recognizes a lease liability and right of use (“ROU”) asset at the commencement date of the lease.

ROU assets. A lessee’s ROU asset is measured at the commencement date at the amount of the initially measured lease liability plus any lease payments made to the lessor before or at the commencement date, minus any lease incentives received; plus any initial direct costs. Unless impaired, the ROU asset is subsequently measured throughout the lease term at the amount of the lease liability (that is, present value of the remaining lease payments), plus unamortized initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease cost for lease payments is recognized on a straight-line basis over the lease term.

Lease Liabilities. A lease liability is measured based on the present value of its future lease payments. Variable payments are included in the future lease payments when those variable payments depend on an index or a rate and are measured using the index or rate at the commencement date. Lease payments, including variable payments based on an index rate, are remeasured when any of the following occur: (1) the lease is modified (and the modification is not accounted for as a separate contract), (2) certain contingencies related to the variable lease payments are resolved, or (3) there is a reassessment of any of the following: the lease term, purchase options or amounts that are probable of being owed under a residual value guarantee. The discount rate is the implicit rate if it is readily determinable; otherwise, the Company uses its incremental borrowing rate. The implicit rates of the Company’s leases are not readily determinable; accordingly, the Company uses it incremental rate based on the information available at the commencement date for each lease. The Company’s incremental borrowing rate for a lease is the rate of interest it would pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms and in a similar economic environment. The Company determines its incremental borrowing rates by starting with the interest rates on its recent borrowings and other observable market rates and adjusting those rates to reflect the differences in the amount collateral and the payment terms of the leases.

Accounting policy election for short-term leases. The Company has elected, for all underlying classes of assets, to not recognize ROU assets and lease liabilities for short-term leases that have a lease term of 12 months or less at lease commencement, and do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise. The Company recognizes lease cost associated with its short-term leases on a straight-line basis over the lease term.

See Note 13 - Leases for additional information.

Income Taxes

Income taxes are accounted for under an asset and liability approach. This process involves calculating the temporary and permanent differences between the carrying amounts of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The temporary differences result in deferred tax assets and liabilities, which are recorded on the consolidated balance sheet in accordance with FASC ASC 740, Income Taxes (“ASC 740”), which established financial accounting and reporting standards for the effects of income taxes.  The likelihood that deferred tax assets will be recovered from future taxable income must be assessed and, to the extent that recovery is not likely, a valuation allowance is established. Changes in the valuation allowance in a period are recorded through the income tax provision in the consolidated statements of operations and comprehensive income.

ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an entity’s consolidated financial statements and prescribes a recognition threshold and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on an income tax return. Under ASC 740-10, the impact of an uncertain tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority.  An uncertain tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740-10 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

3.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

For the periods prior to the Reverse Merger and Recapitalization, BMS was treated as a partnership for income tax purposes and therefore not subject to federal taxes. BMS was subject to certain state and local income taxes. Additionally, Binah Capital Corp. (fka, Kingswood Acquisition Corp.) was treated as a corporation and subject to U.S. federal income taxes, in addition to state and local income taxes.

Subsequent to the Reverse Merger and Recapitalization, Binah Capital Corp, a wholly-owned subsidiary of Holdings, is the parent company of BMS. Subsequent to the Reverse Merger and Recapitalization, BMS elected to be treated as a corporation and is subject to U.S. federal income taxes, in addition to state and local income taxes.

Binah Capital Group, Inc. Binah Capital Corp., BMS, the PKSH Entities, the Cabot Entities and WEG are taxable entities subject to federal, state, and local income taxes. Therefore, these consolidated financial statements include an income tax provision for the taxable entities only. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and net operating loss carryforwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company periodically evaluates deferred tax assets and net operating loss carryforwards to determine their recoverability based primarily on the Company’s ability to generate future taxable income. A valuation allowance may be established to reduce deferred tax assets, if it is more likely than not that all, or some portion, of such deferred tax assets will not be realized.

The Company accounts for taxes in accordance with the asset and liability method of accounting for income taxes. Under this method, the Company must recognize the tax benefit from an uncertain tax position only if it is “more likely than not” that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

Net Loss Per Share

Basic earnings per share of common stock is computed by dividing net income attributable to the Company by the weighted-average number of shares of Class A common stock outstanding during the same period. Diluted net income per share of common stock is computed by dividing net income attributable to the Company by the weighted-average number of shares of common stock outstanding adjusted to give effect to potentially dilutive securities. Potential shares of common stock consist of incremental shares issuable upon the assumed exercise of stock options and warrants and conversion of the Company’s preferred stock. Net income (loss) per share is not presented for periods prior to the Merger as such amounts would not be meaningful to users of the consolidated financial statements because the equity structure materially changed in connection with the Merger.

Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. The Company does not hold or issue financial instruments for speculative or trading purposes.

As a result of the Reverse Recapitalization, the Company has issued and has outstanding warrants. The Company evaluates the warrants, to determine if such instruments should be considered stock-based compensation, pursuant to ASC Topic 718, and if not in the scope of ASC 718, if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC Topic 480 and ASC Topic 815. The determination of whether the instrument should be classified as stock-based compensation or a derivative instrument, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

Warrants issued to non-employees (the “Non-employee Warrants”) are not classified as stock-based compensation as there is no condition of employment such that the granting of the shares does not represent compensation. The Non-employee Warrants are classified as derivative liabilities under ASC Topic 480 or ASC Topic 815. Warrants issued to non-employees are measured at fair value on recurring basis, using the market approach based upon the quoted market price of Binah Capital Group, Inc.’s warrants at the end of each reporting period.

3.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Contingent Liabilities

The Company recognizes liabilities for contingencies when there is an exposure that, when fully analyzed, indicates potential losses become probable and can be reasonably estimated. Whether a potential loss is probable and can be reasonably estimated is based on currently available information and is subject to significant judgment, a variety of assumptions and uncertainties.

When a potential loss is probable and the loss or range of loss can be estimated, the Company will accrue the most likely amount within that range. No liability is recognized for those matters which, in management’s judgment, the determination of a reasonable estimate of potential loss is not possible, or for which a potential loss is not determined to be probable.

The determination of these liability amounts requires significant judgment on the part of management. See Note 19 – Commitments and Contingencies for additional information.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as modified by the Jumpstart Our Business Startups Act of 2012, and it thus may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies.

Recently Issued Accounting Pronouncements

In November 2024, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public business entities to disclose, in interim and annual reporting periods, additional information about certain expenses in the notes to financial statements. The ASU should be applied prospectively and is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact on the related disclosures; however, it does not expect this update to have an impact on its financial condition or results of operations.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures to enhance the transparency of income tax disclosures relating to the rate reconciliation, disclosure of income taxes paid, and certain other disclosures. The ASU should be applied prospectively and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact on the related disclosures; however, it does not expect this update to have an impact on its financial condition or results of operations.

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU 2023 - 07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures to improve the disclosures about reportable segments and include more detailed information about a reportable segment’s expenses. This ASU also requires that a public entity with a single reportable segment, like the Company, provide all of the disclosures required as part of the amendments and all existing disclosures required by Topic 280. The ASU should be applied retrospectively to all prior periods presented in the consolidated financial statements and is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The adoption did not have an impact on the Company’s financial condition or results of operations. See Note 25 - Segment Information for related disclosures.